DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Consumer Price Index (Details)	12 Months Ended
	Dec. 31, 2021 $ / $	Dec. 31, 2020 $ / $	Dec. 31, 2019 $ / $	Dec. 31, 2018
Variation in Prices
National Consumer Price Index	582.46	385.88	284.44
Banco Nacin US$/$ exchange rate	102.72	84.15	59.89
Annual (as a percent)	100.00%
Accumulated 3 years (as a percent)				147.80%
Commodity price risk
Variation in Prices
Annual (as a percent)	50.90%	36.10%	53.80%
Accumulated 3 years (as a percent)	216.10%	209.20%	183.20%
Currency risk
Variation in Prices
Annual (as a percent)	22.10%	40.50%	58.90%
Accumulated 3 years (as a percent)	172.50%	351.20%	276.90%